Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2017
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2015	2016	2017
		(in thousands)
Current
Government grant advances	15.1	$916	$390	$93
Research project financing	15.2	—	—	899
Government loans	15.3	—	211	600
Total current portion		$916	$601	$1,592
Non-current
Government grant advances	15.1	$587	$197	$350
Research project financing	15.2	2,889	3,223	2,946
Government loans	15.3	1,851	1,571	1,353
Accrued interest	15.2	58	153	381
Total non-current portion		$5,385	$5,144	$5,030